Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Operating expenses
Schedule of components of operating expenses

		2024	2023	2022
	Notes	£m	£m	£m
Employee costs	A9	2,558	2,550	1,777
Direct materials and services		877	900	704
Vehicle costs		291	286	201
Property costs		107	108	82
Depreciation and impairment of property, plant and equipment	B3	159	154	140
Amortisation and impairment of intangible assets	B2	225	201	140
Other operating expenses[1]		614	512	329
Total operating expenses		4,831	4,711	3,373
1.Other operating expenses includes professional fees, marketing costs, and amortisation of contract costs.